TAXES - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income from continuing operations before income taxes
U.S. operations	$ 3,650	$ 5,915	$ 7,509
Non-U.S. operations	8,680	10,030	12,477
Income from continuing operations before income taxes	$ 12,330	$ 15,945	$ 19,986